Average Annual Total Returns (Vanguard Small-Cap Value Index Fund Retail)	Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.39%	10.55%	9.87%	6.13%	10.63%	10.63%	7.44%	7.44%	10.63%	10.63%
Five Years	16.39%		15.86%	13.15%	none		15.40%		16.59%
Ten Years	8.32%		7.83%	6.65%	none		7.90%		8.45%
Since Inception		23.18%						21.33%		23.25%